Note 6 - Income Taxes	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6.	Income taxes

There is
no
provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the three
and
nine
months ended
September 30, 2019
and
2020.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented. There were no
material changes in unrecognized tax benefits and related interest and penalties for the three
and
nine
months ended
September 30, 2020.
The Company does
not
anticipate that the amount of existing unrecognized tax benefits will significantly change within the next
12
months.